Income Taxes (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details Narrative
Federal net operating losses	$ 2,512,000	$ 1,930,314	$ 1,306,637
Federal net operating losses expire	2031